Intangible assets, net (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 408,000	$ 524,000	$ 484,000	$ 340,000
Weighted average remaining useful life	2 years 3 months	2 years 3 months